Note 9 - Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

9. COMMITMENTS AND CONTINGENCIES

There are no contingent liabilities at the date of this report. The Group is not involved in any legal or arbitration proceedings and, so far as management is aware, no such proceedings are pending or threatened against the Group.

In respect of expenditure commitments, refer to Note 15.